ING
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                               DATED MAY 21, 2002

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2002 FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                        ("GOLDENSELECT VALUE PROSPECTUS")

                          -----------------------------

You should keep this supplement with your Profile and Prospectus.

The following changes apply to the investment portfolios listed under the heading, "The Investment Portfolios" in the Profile:

The Asset Allocation Growth Series of the GCG Trust is not available.

The following Pioneer Variable Contracts Trust Portfolios are available:

  Pioneer Fund VCT Portfolio (Class II Shares)
  Pioneer Mid-Cap Value VCT Portfolio (Class II Shares)

The information concerning the investment portfolios in the remainder of the Profile and in the Prospectus remains unchanged.


ING
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.





 Value - 123439                                                        5/21/02